S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 15, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Michael Klein	M. Klein and Company	Strategic advice	Founder and Managing Partner
	MultiPlan, Inc.	Healthcare cost management solutions	Director
	Oklo	Nuclear Energy	Director
	Skillsoft Corp.	Educational technology	Director
	Churchill Capital Corp XI	Blank check company	Chief Executive Officer and Chairman of the Board of Directors
	Churchill Capital Corp XII	Blank check company	Chief Executive Officer and Chairman of the Board of Directors
Jay Taragin	M. Klein and Company	Strategic advice	Chief Financial Officer
	Churchill Capital Corp XI	Blank check company	Chief Financial Officer
	Churchill Capital Corp XII	Blank check company	Chief Financial Officer
William Sherman	Churchill Capital Corp XI	Blank check company	Director
	Churchill Capital Corp XII	Blank check company	Director